Organization and Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	17,401,264	17,365,608	17,346,561
Add assumed exercise of outstanding dilutive potential ordinary shares	309,831	306,367	224,627
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	17,711,095	17,671,975	17,571,188